Consolidated Statements of Changes in Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2019	11,949,042
Beginning Balance, Amount at Dec. 31, 2019	$ 1,194	$ 32,218,643	$ (176,717)	$ (23,241,835)	$ 8,801,285
Shares issued on conversion of convertible debentures, shares	123,399
Shares issued on conversion of convertible debentures	$ 12	395,241			395,253
Common stock issued to settle deferred purchase consideration,shares	204,437
Common stock issued to settle deferred purchase consideration	$ 21	842,411			842,432
Common stock issued to settle liabilities
Restricted stock awards
Stock based compensation expense		118,818			118,818
Foreign currency translation adjustment			(112,030)		(130,230)
Net income (loss)				157,609	157,609
Ending Balance, Shares at Mar. 31, 2020	12,276,878
Ending Balance, Amount at Mar. 31, 2020	$ 1,227	33,575,113	(288,747)	(23,084,226)	10,203,367
Beginning Balance, Shares at Dec. 31, 2020	20,029,834
Beginning Balance, Amount at Dec. 31, 2020	$ 2,003	53,064,919	267,948	(33,178,517)	20,156,353
Proceeds from warrants exercised, shares	1,488,809
Proceeds from warrants exercised	$ 149	3,909,832			3,909,981
Common stock issued to settle liabilities, shares	467,990
Common stock issued to settle liabilities	$ 47	2,676,854			2,676,901
Restricted stock awards, shares	24,476
Restricted stock awards	$ 2	139,998			140,000
Stock based compensation expense		288,968			288,968
Foreign currency translation adjustment			(344,088)		(344,088)
Net income (loss)				(609,579)	(609,579)
Ending Balance, Shares at Mar. 31, 2021	22,011,109
Ending Balance, Amount at Mar. 31, 2021	$ 2,201	$ 60,080,571	$ (76,140)	$ (33,788,096)	$ 26,218,536